Liquidity (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 USD ($)
Liquidity [Line Items]
Cash balances	$ 3,373,424		$ 698,106		$ 2,469,202
Current assets	10,731,442		6,048,082		7,854,956
Current liabilities	4,002,580		3,363,968		2,929,718
Net loss	(1,031,138)	$ (754,750)	2,390,166	$ 617,725
Loans and borrowings	$ 835,800		$ 1,266,265		$ 611,770
Minimum [Member]
Liquidity [Line Items]
Annual interest rates	2.75%				2.75%
Repayment periods	1 year	1 year
Maximum [Member]
Liquidity [Line Items]
Annual interest rates	8.80%				8.80%
Repayment periods	5 years	5 years